Financial Instruments, Derivatives, Guarantees and Concentration of Credit Risk (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Asset (Liability)
Cash and cash equivalents	$ 795	$ 1,867	$ 1,439	$ 1,699
Carrying Amount [Member]
Asset (Liability)
Cash and cash equivalents	795	1,867
Restricted cash (current and noncurrent)	28	28
ARO Trust Investments	40	22
Long-term debt, including current portion	(9,104)	(8,273)
Guarantees	(35)	(36)
Other	(23)	(23)
Net energy derivatives:
Energy commodity cash flow hedges	266	178
Other energy derivatives	18	(90)
Fair Value [Member]
Asset (Liability)
Cash and cash equivalents	795	1,867
Restricted cash (current and noncurrent)	28	28
ARO Trust Investments	40	22
Long-term debt, including current portion	(9,990)	(9,142)
Guarantees	(34)	(33)
Other	(25)	(25)
Net energy derivatives:
Energy commodity cash flow hedges	266	178
Other energy derivatives	$ 18	$ (90)